CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Property, plant and equipment, accumulated depreciation	$ 27,509	$ 2,674	$ 1,784
Intangible assets, accumulated amortization	22,757	828	1,260
Convertible notes payable - Long Term, discount	$ 982,098	$ 733,928	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	90,087,236	50,128,972	32,582,944
Common stock, outstanding	90,087,236	50,128,972	32,582,944
Convertible Debt [Member] | Non-Related Party Debt [Member]
Convertible notes payable discount	$ 0	$ 561,599	$ 57,644
Convertible Debt [Member] | Related Party Notes [Member]
Convertible notes payable discount	$ 57,322	$ 65,918	$ 0